Securities Act Registration No. 333-208597

Investment Company Act Registration No. 811-22554

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 9

(Check appropriate box or boxes.)

VERTICAL CAPITAL INCOME FUND

Principal Executive Offices

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

1-631-470-2600

Agent for Service

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

 Copies of information to:

JoAnn Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215 (614) 469-3265	Richard Malinowski, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788 (631) 470-2734

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check applicable box):

when declared effective pursuant to section 8(c), or as follows:
X	immediately upon filing pursuant to paragraph (b) of Rule 486.
on (date) pursuant to paragraph (b) of Rule 486.
60 days after filing pursuant to paragraph (a) of Rule 486.
on (date) pursuant to paragraph (a) of Rule 486.
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Form is filed to register additional securities for an offering pursuant to Rule 462
(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is _______.

Explanatory Note

This Post-Effective Amendment No. 3 to the Trust’s Registration Statement is being filed pursuant to Rule 486(b)(1)(iii) for the sole purpose of designating January 19, 2018 as the new effective date upon which the Trust’s Post-Effective Amendment No. 2 shall become effective.

Parts A, B and C of Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, filed on November 13, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 8th day of January 2018.

VERTICAL CAPITAL INCOME FUND

By: /s/Michael V. Wible

Name: Michael V. Wible

Title: Attorney-in-Fact*

*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates.

Name	Title	Date
Robert J. Boulware**	Trustee	**
Mark J. Schlafly**	Trustee	**
T. Neil Bathon**	Trustee	**
Robert J. Chapman**	Trustee	**
Michael D. Cohen**	President and Principal Executive Officer	**
S. Jason Hall**	Treasurer and Principal Financial Officer	**

**By: /s/Michael V. Wible

January 8, 2018

Michael V. Wible

**Attorney-in-Fact – Pursuant to Powers of Attorney